Label	Element	Value
PNC MARYLAND TAX EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC MARYLAND TAX EXEMPT BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from regular federal income tax and Maryland state and local income taxes, while preserving capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 190 and in the "Additional Purchase and Redemption Information" section of the Fund's Statement of Additional Information on page 67.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 27, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund will invest in securities of varying maturity.

The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their subdivisions, agencies, instrumentalities and authorities.

Some Fund distributions may be taxable, such as dividends that are derived from taxable investments and distributions of short and long-term capital gains realized on the sale of portfolio securities. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC (the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment-grade debt municipal obligations, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders. The Fund may invest up to 10% of its assets in below-investment-grade securities, also known as high-yield "junk bonds" (generally rated below BBB by Standard & Poor's Ratings Services ("S&P"), below Baa by Moody's Investors Service, Inc. ("Moody's") or below an equivalent rating by another NRSRO. The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes. The Fund may also invest without limit in other derivative instruments including those relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit/Counterparty Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall.

Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies and may include, but are not limited to, options, swaps, forward currency contracts, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Generally speaking, some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund, as even a small investment in derivatives can have a significant impact on the Fund's exposure to, among other things, securities' market values, interest rates or currency exchange rates. The Fund's use of derivatives may also affect the amount, timing or character of distributions payable to, and thus taxes payable by, shareholders. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund. Derivatives are also subject to operations risk, which is the risk that loss will occur as a result of inadequate systems and controls, human error, or otherwise.

High-Yield Bond Risk. Investments in high-yield, lower-rated securities ("junk bonds") involve greater risk than investments in investment-grade securities. Such risks include:

•  A greater risk of price declines than investments in investment-grade securities (e.g., securities rated BBB or higher by S&P, Baa or higher by Moody's or an equivalent rating by another NRSRO) due to changes in the issuer's creditworthiness or economic conditions.

•  The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•  A greater risk of default than investments in investment-grade securities due to the predominantly speculative nature of the issuer's ability to make principal and interest payments.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages.

Management Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

Municipal Securities Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease the value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments. The municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt, or changes in federal or state tax laws may cause the prices of municipal securities to fall or could affect the tax-exempt status of municipal securities. Municipal securities are also subject to liquidity risk.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Prepayment/Extension Risk. Certain debt obligations, such as callable bonds, may be prepaid prior to their maturity dates. Additionally, the loans collateralizing certain mortgage- and asset-backed securities may be prepaid, affecting the value of the mortgage or asset-backed securities to which they relate. The level of interest rates and other factors affect the frequency of such prepayments. In periods of rising interest rates, prepayment rates tend to decrease, which lengthens the average life of callable bonds or mortgage- and asset-backed securities. The market values of securities with longer average lives (longer maturities) tend to be subject to greater interest rate risk and their values are more volatile as a result. In periods of falling interest rates, prepayment rates tend to increase, shortening the average life of a pool of mortgage-backed securities. This leads to the risk that the Fund may lose any potential price appreciation above the bond's call price and have to reinvest the proceeds from prepayments at lower interest rates.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Maryland and its municipalities, events in Maryland are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of multiple states.

Tax Risk. Distributions of capital gains and other taxable income will be subject to applicable federal, state and local income taxes. Interest on certain municipal securities that are exempt from federal income tax may, nonetheless, be subject to the alternative minimum tax. Shareholders should consult with their tax advisors when determining the taxable nature of any fund distributions for federal, state or local tax purposes. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class C and Class I Shares compare with those of broad measures of market performance. The bar chart shows changes in the performance of the Fund's Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class C Shares had been reflected, the returns would be less than those shown below. The performance of Class A and Class C Shares will also differ due to differences in expenses. The returns in the table reflect the deduction of any applicable sales charges. The performance set forth below for the periods prior to February 8, 2010 reflects the performance of corresponding classes of PNC Maryland Tax-Exempt Bond Fund (the "Predecessor Maryland Tax Exempt Bond Fund"), which was reorganized into the Fund on that date. The Predecessor Maryland Tax Exempt Bond Fund was managed by the Adviser and its predecessors for the periods shown below prior to that date. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class C and Class I Shares compare with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-622-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/performance/ all/class_i/default.fs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the performance of the Fund's Class I Shares and does not reflect the deduction of any sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3.63%	(09/30/09)
Worst Quarter	-2.81%	(06/30/13)
		The Fund's year-to-date total return for Class I Shares through June 30, 2015 was 0.00%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.81%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the deduction of any applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only. After-tax returns for Class A and Class C Shares will differ.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
PNC MARYLAND TAX EXEMPT BOND FUND | S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.78%
PNC MARYLAND TAX EXEMPT BOND FUND | S&P Municipal Bond Maryland Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.32%
PNC MARYLAND TAX EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[3]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A shares if the shares are redeemed within 12 months of the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of PNC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	380
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,429
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.75%
PNC MARYLAND TAX EXEMPT BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.53%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months from the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,904
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	500
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	869
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,904
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
PNC MARYLAND TAX EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.53%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 755
Annual Return 2005	rr_AnnualReturn2005	1.38%
Annual Return 2006	rr_AnnualReturn2006	3.55%
Annual Return 2007	rr_AnnualReturn2007	3.30%
Annual Return 2008	rr_AnnualReturn2008	2.23%
Annual Return 2009	rr_AnnualReturn2009	7.33%
Annual Return 2010	rr_AnnualReturn2010	1.80%
Annual Return 2011	rr_AnnualReturn2011	8.41%
Annual Return 2012	rr_AnnualReturn2012	3.24%
Annual Return 2013	rr_AnnualReturn2013	(2.55%)
Annual Return 2014	rr_AnnualReturn2014	6.23%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%
PNC MARYLAND TAX EXEMPT BOND FUND | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.07%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%	[6]
PNC MARYLAND TAX EXEMPT BOND FUND | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.86%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.38%	[6]

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more.
[2]	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A shares if the shares are redeemed within 12 months of the date of purchase.
[3]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 27, 2016, at which time the Board will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.
[4]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.81%, 1.53% and 0.53% for Class A, Class C and Class I Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 27, 2016 at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.
[5]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months from the date of purchase.
[6]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A and Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.